INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Investment and Other Revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Investment income	$17	$16	$26	$91
Fee revenue	111	143	217	211
Dividend income	15	20	28	28
Interest income and other	53	45	111	83
Total investment and other revenue	$196	$224	$382	$413